STOCKHOLDERS EQUITY - Common Stock (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.001
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued	28,750,000	0
Common shares, shares outstanding	28,750,000	0
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued	7,187,500	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500	7,187,500
Ratio to be applied to the stock in the conversion	20